Related-Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Related-Party Transactions [Line Items]
Related-Party Transactions

17. Related-Party Transactions

In August 2014, the Company loaned the CEO $0.4 million with interest at 3.09% and adjusted to 1.5% in April 2020, which was used to early exercise stock options issued to the CEO and was due at the earlier of one year after termination of employment, upon an Initial Public Offering or change in control, or ten years from the date issued. The loan was full recourse, and also collateralized by the underlying shares of common stock. For accounting under GAAP, the note receivable is presented as contra-equity in the accompanying consolidated balance sheets. This loan was paid in full in February 2021 and is no longer outstanding.

In March 2018, the Company entered into an agreement with a third party under which the Company developed proprietary software solutions and provides access to and use of such software solutions and related services. In July 2018, the third party became an investor of the Company as part of the Series E convertible preferred stock Financing. During the three months ended June 30, 2020 and June 30, 2021 (unaudited), the Company recognized $1.8 million and 1.0 million of revenue from the investor, respectively. During the six months ended June 30, 2020 and June 30, 2021 (unaudited), the Company recognized $2.5 million and $2.0 million of revenue from the investor, respectively. The Company had $0 million and $0.2 million in accounts receivable balances from the investor as of December 31, 2020 and June 30, 2021 (unaudited) respectively. The Company continues to enter into contracts with the investor related to the Company’s Enterprise business solutions (see Note 14, Segment and Geographic Information).

An executive of Hudson, who the Company entered into a Note Purchase and Security Agreement with in 2020 (see Note 9, Notes Payable, net), is on the Company’s Board of Directors. This loan was repaid in March 2021 and is no longer outstanding.

17. Related-Party Transactions

In August 2014, the Company loaned the Chief Executive Officer (“CEO”) $0.4 million with interest at 3.09% and adjusted to 1.5% in April 2020, which was used to early exercise stock options issued to the CEO and was due at the earlier of one year after termination of employment, upon an Initial Public Offering or change in control, or ten years from the date issued. The loan was full recourse, and also collateralized by the underlying common shares. For accounting under GAAP, the note receivable is presented as contra-equity in the accompanying consolidated balance sheets. This loan was paid in full in February 2021 and is no longer outstanding (see Note 19).

In March 2018, the Company entered into an agreement with a third party under which the Company developed proprietary software solutions and provides access to and use of such software solutions and related services. In July 2018, the third party became an investor of the Company as part of the Series E convertible preferred stock Financing. During the years ended December 31, 2019 and 2020, the Company recognized $0.8 million and $5.7 million of revenue from the investor, respectively. The Company had no outstanding accounts receivable balances from the investor as of December 31, 2019 and 2020. The Company continues to enter into contracts with the investor related to the Company’s Enterprise business solutions (see Note 16, Segment and Geographic Information).

An executive of Hudson, who the Company entered into a Note Purchase and Security Agreement with in 2020 (see Note 10, Notes Payable, net), is on the Company’s Board of Directors. This loan was repaid in March 2021 and is no longer outstanding (see Note 19).

Insu acquisition corp. II [Member]
Related-Party Transactions [Line Items]
Related-Party Transactions

NOTE 6 — RELATED PARTY TRANSACTIONS

Founder Shares

In January 2019, the Company issued an aggregate of 1,000 shares of common stock to the Sponsor, or the Founder Shares, for an aggregate purchase price of $25,000. The Company received payment for the Founder Shares in July 2020.

On July 28, 2020, the Company filed an amendment to its Certificate of Incorporation to, among other things, create two classes of common stock, Class A and Class B, and to convert the outstanding Founder Shares into shares of Class B common stock. The Founder Shares will automatically convert into shares of Class A common stock upon consummation of a Business Combination on a one-for-one basis, subject to certain adjustments, as described in Note 7. On July 28, 2020, the Company effectuated a 6,888.333-for-1 forward stock split of its Class B common stock and on September 2, 2020, the Company effected a stock dividend of 1.1391242 shares of Class B common stock for each share of its Class B common stock, resulting in an aggregate of 7,846,667 shares of Class B common stock being held by the Sponsor, or the Founder Shares. The 7,846,667 Founder Shares included an aggregate of up to 1,000,000 shares of Class B common stock which were subject to forfeiture by the Sponsor to the extent that the underwriters’ overallotment option was not exercised in full or in part, so that the Founder Shares would represent 25% of the Company’s aggregate Founder Shares, Placement Shares and issued and outstanding Public Shares after the Initial Public Offering. As a result of the underwriters’ election to fully exercise their over-allotment option, 1,000,000 Founder Shares are no longer subject to forfeiture.

The Sponsor and the Company’s officers and directors, or the Insiders have agreed not to transfer, assign or sell any of their Founder Shares (except to permitted transferees) until (i) with respect to 20% of such shares, upon consummation of the Company’s initial Business Combination, (ii) with respect to 20% of such shares, when the closing price of the Class A common stock exceeds $12.00 for any 20 trading days within a 30-trading day period following the consummation of a Business Combination, (iii) with respect to 20% of such shares, when the closing price of the Class A common stock exceeds $13.50 for any 20 trading days within a 30-trading day period following the consummation of a Business Combination, (iv) with respect to 20% of such shares, when the closing price of the Class A common stock exceeds $15.00 for any 20 trading days within a 30-trading day period following the consummation of a Business Combination and (v) with respect to 20% of such shares, when the closing price of the Class A common stock exceeds $17.00 for any 20 trading days within a 30-trading day period following the consummation of a Business Combination or earlier, in any case, if, following a Business Combination, the Company completes a liquidation, merger, capital stock exchange, reorganization or other similar transaction that results in all of the public stockholders having the right to exchange their shares of common stock for cash, securities or other property.

Administrative Services Agreement

The Company entered into an agreement whereby, commencing on September 3, 2020 through the earlier of the Company’s consummation of a Business Combination and its liquidation, the Company will pay the Sponsor or an affiliate of the Sponsor $20,000 per month for office space, administrative and shared personnel support services. For the year ended December 31, 2020, the Company incurred and paid $80,000 in fees for these services. Upon the closing of the Merger Agreement, the Company ceased paying these monthly fees.

Related Party Loans

In order to finance transaction costs in connection with a Business Combination, the Sponsor or one of its affiliates has committed to loan the Company funds as may be required up to a maximum of $750,000, or the Working Capital Loans, which will be repaid only upon the consummation of a Business Combination. If the Company does not consummate a Business Combination, the Company may use a portion of any funds held outside the Trust Account to repay the Working Capital Loans; however, no proceeds from the Trust Account may be used for such repayment. If such funds are insufficient to repay the Working Capital Loans, the unpaid amounts would be forgiven. Up to $1,500,000 of the Working Capital Loans may be converted into warrants at a price of $1.00 per warrant at the option of the holder. The warrants would be identical to the Placement Warrants. As of December 31, 2020, there were no amounts outstanding under the Working Capital Loans.